Consolidated Statements of Financial Position - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Goodwill	€ 2,099.4	€ 1,902.5
Intangibles	2,455.7	2,155.7
Property, plant and equipment	549.4	422.2
Other non-current assets	8.9	1.1
Derivative financial instruments	0.0	17.2
Deferred tax assets	128.3	113.5
Total non-current assets	5,241.7	4,612.2
Current assets
Cash and cash equivalents	254.2	393.2
Inventories	410.6	344.3
Trade and other receivables	234.6	185.0
Indemnification assets	9.5	15.4
Short-term deposits, not classified as cash equivalents	0.0	25.0
Derivative financial instruments	20.2	5.5
Total current assets	929.1	968.4
Assets	6,170.8	5,580.6
Current liabilities
Trade and other payables	692.0	647.2
Current tax payable	198.5	166.2
Provisions	39.3	45.7
Loans and borrowings	29.1	22.5
Derivative financial instruments	7.3	35.5
Total current liabilities	966.2	917.1
Non-current liabilities
Loans and borrowings	2,198.3	1,736.3
Employee benefits	244.2	276.2
Other non-current liabilities	1.8	2.2
Provisions	2.9	6.1
Derivative financial instruments	20.8	89.5
Deferred tax liabilities	437.6	427.1
Total non-current liabilities	2,905.6	2,537.4
Total liabilities	3,871.8	3,454.5
Net assets	2,299.0	2,126.1
Equity
Share capital and capital reserve	1,623.1	1,620.5
Share-based compensation reserve	6.9	8.3
Founder Preferred Shares Dividend Reserve	166.0	245.5
Translation reserve	105.1	84.7
Other reserves	10.5	(24.5)
Retained earnings	387.4	191.6
Equity	€ 2,299.0	€ 2,126.1